Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Investments in joint ventures	$ 5,875,015	$ 6,803,601
Associates
Investments in associates	2,543,617	2,692,999
Total investments in subsidiaries, joint ventures and associates	8,418,632	9,496,600	$ 8,357,186	$ 3,174,628
Cost
Joint ventures
Investments in joint ventures	6,291,743	7,212,342
Associates
Investments in associates	2,553,016	2,702,398
Accumulated impairment
Associates
Investments in associates	(9,399)	(9,399)
Gases del Caribe S.A. E.S.P. | Cost
Associates
Investments in associates	1,527,699	1,495,341
ATP Tower Holdings | Cost
Associates
Investments in associates	720,332	913,218
Gas Natural del Oriente S.A. E.S.P. | Cost
Associates
Investments in associates	156,353	148,254
Gases de la Guajira S.A. E.S.P. | Cost
Associates
Investments in associates	69,996	69,376
E2 Energia Eficiente S.A. E.S.P. | Cost
Associates
Investments in associates	34,432	34,944
Extrucol S.A. | Cost
Associates
Investments in associates	30,147	27,680
Serviport S.A. | Cost
Associates
Investments in associates	9,399	9,399
Sociedad Portuaria Olefinas y Derivados S.A. | Cost
Associates
Investments in associates	4,658	4,186
Interligacao, Electrica do Madeira S.A. | Cost
Joint ventures
Investments in joint ventures	1,705,188	1,871,142
Transmissora Alianca de Energia Electrica S.A. | Cost
Joint ventures
Investments in joint ventures	1,513,497	1,830,504
Equion Energa Limited
Joint ventures
Investments in joint ventures	1,329,394	1,639,264
Equion Energa Limited | Cost
Joint ventures
Investments in joint ventures	1,037,418	1,191,154
Equion Energa Limited | Accumulated impairment
Joint ventures
Investments in joint ventures	(408,183)	(400,196)
Interligacao Electrica Paraguacu S.A. | Cost
Joint ventures
Investments in joint ventures	526,294	614,112
Interligacao Electrica Garanhuns S.A. | Cost
Joint ventures
Investments in joint ventures	500,889	571,328
Interligacao Electrica Ivai S.A. | Cost
Joint ventures
Investments in joint ventures	456,076	469,176
Interligacao Electrica Aimores S.A. | Cost
Joint ventures
Investments in joint ventures	335,995	411,495
Conexion Kimal Lo Aguirre S.A. | Cost
Joint ventures
Investments in joint ventures	119,069	169,230
Ecodiesel Colombia S.A. | Cost
Joint ventures
Investments in joint ventures	85,030	54,614
Transnexa S.A. E.M.A. | Cost
Joint ventures
Investments in joint ventures	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Joint ventures
Investments in joint ventures	(8,545)	(8,545)
Interconexion Electrica Colombia Panama S.A. | Cost
Joint ventures
Investments in joint ventures	2,544	20,516
Derivex S.A. | Cost
Joint ventures
Investments in joint ventures	1,123	439
Parques de Rio | Cost
Joint ventures
Investments in joint ventures	71	83
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Joint ventures
Investments in joint ventures	$ 4	$ 4